OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

April 15, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington DC 20549

Re:	Oppenheimer Rochester Fund Municipals (33-03692; 811-3614) Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the "Securities Act), on behalf of Oppenheimer Rochester Fund Municipals (the "Registrant"). This filing contains exhibits of interactive data related to certain updated risk/return summary information that was filed as a supplement to Registrant’s prospectus on March 25, 2014 (SEC Accession No. 0000728889-14-000484).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Edward Gizzi Vice President & Associate Counsel OFI Global Asset Management, Inc. 225 Liberty Street, 11th Floor New York, New York 10281-1008 212-323-4091 egizzi@ofiglobal.com

Sincerely,
/s/ Edward Gizzi
Edward Gizzi Vice President & Associate Counsel

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document